Liquidity and Going Concern	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Liquidity and Going Concern
2. Liquidity and Going Concern
The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. Management has assessed the Company’s ability to continue as a going concern for at least one year after the issuance date of the accompanying consolidated financial statements.
On November 17, 2022, the Company entered into a standby equity purchase agreement (the “Original Purchase Agreement”) with YA II PN, Ltd., a Cayman Islands exempt limited partnership (“Yorkville”). On February 8, 2023, the Company entered into an amended and restated standby equity purchase agreement with Yorkville (the “A&R Yorkville Purchase Agreement”), amending, restating and superseding the Original Purchase Agreement. On January 8, 2023, the Company entered into a standby equity purchase agreement (the “B. Riley Purchase Agreement” and together with A&R Yorkville Purchase Agreement, the “Standby Equity Purchase Agreements”) with B. Riley Principal Capital II, LLC (“B. Riley”). Pursuant to each of the Standby Equity Purchase Agreements, the Company has the right, but not the obligation, to sell to each of Yorkville and B. Riley up to $500.0 million of shares of the Company’s common stock, par value $0.0001 per share (the “Common Stock”) at its request any time during the 36 months following the date on which the registration statement related to each such purchase agreement was initially declared effective by the SEC, subject to certain conditions, which are discussed further in Note 9. On, and effective as of, February 16, 2024, the Company and B. Riley mutually agreed to terminate the B. Riley Purchase Agreement.
As consideration for Yorkville’s and B. Riley’s respective commitment to purchase shares of Common Stock at the Company’s direction, the Company issued 250,000 commitment shares to each of Yorkville (the “Yorkville Commitment Shares”) and B. Riley (the “B. Riley Commitment Shares”).
On March 21, 2023, the Company entered into a securities purchase agreement with Yorkville (the “Yorkville SPA”), pursuant to which the Company would issue and sell to Yorkville convertible debentures in an aggregate principal amount of up to $25.0 million (the “Convertible Debentures”). As of December 31, 2023, Convertible Debentures in the principal amount of $25.0 million (for net cash proceeds of $24.0 million) were issued and sold pursuant to the Yorkville SPA, which is discussed further in Note 7.
On June 27, 2023, Scilex Pharma entered into a Credit and Security Agreement (the “eCapital Credit Agreement”) with eCapital Healthcare Corp. (the “Lender”), pursuant to which the Lender shall make available loans (the “Revolving Facility”) in an aggregate principal amount of up to $30.0 million (the “Facility Cap”). The proceeds of the Revolving Facility will be used for (i) transaction fees incurred in connection with the eCapital Credit Agreement, (ii) working capital needs of Scilex Pharma and (iii) other uses not prohibited under the eCapital Credit Agreement. As of December 31, 2023, the Company has an outstanding balance of $17.0 million under the Revolving Facility. See Note 7 for additional discussion of the terms of the eCapital Credit Agreement.
On December 22, 2023, the Company entered into a Sales Agreement (the “ATM Sales Agreement”) with B. Riley Securities, Inc., Cantor Fitzgerald & Co. and H.C. Wainwright & Co., LLC (the “Sales Agents”). Pursuant to the ATM Sales Agreement, the Company may offer and sell (the “Offering”) shares of Common Stock up to $170,000,000 (the “ATM Shares”), through or to the Sales Agents as part of the Offering. The Company has no obligation to sell any shares of Common Stock under the ATM Sales Agreement and may suspend offers thereunder at any time. The Offering will terminate upon (i) the election of the Sales Agents upon the occurrence of certain adverse events, (ii) three business days’ advance notice from the Company to the Sales Agents or a Sales Agent to the Company, or (iii) the sale of all $170,000,000 of shares of Common Stock thereunder. As of December 31, 2023, no sales of Common Stock had been made under the ATM Sales Agreement.
As of December 31, 2023, the Company’s negative working capital was $203.6 million, including cash and cash equivalents of approximately $3.9 million. During the year ended December 31, 2023, the Company had operating losses of $105.4 million and cash flows used for operations of $20.7 million. The Company had an accumulated deficit of $490.2 million as of December 31, 2023.
The Company has plans to obtain additional resources to fund its currently planned operations and expenditures for at least twelve months from the issuance of these consolidated financial statements through a combination of equity offerings, debt financings, collaborations, government contracts or other strategic transactions. The Company’s plans are also dependent upon the success of future sales of ZTlido and ELYXYB, among which ELYXYB is still in the early stages of commercialization, and the future commercialization of GLOPERBA.
Although the Company believes such plans, if executed, should provide the Company with financing to meet its needs, successful completion of such plans is dependent on factors outside the Company’s control. As a result, management has concluded that the aforementioned conditions, among other things, raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the consolidated financial statements are issued.